Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The compensation committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the compensation committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted awards on a predetermined annual schedule or in connection with an individual’s commencement of employment.

During 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted awards on a predetermined annual schedule or in connection with an individual’s commencement of employment. During 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the compensation committee before granting an award.
MNPI Disclosure Timed for Compensation Value	false